Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Sep. 14, 2011
Document And Entity Information
Entity Registrant Name	AsherXino Corp
Entity Central Index Key	0000700890
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 588,000
Entity Common Stock, Shares Outstanding		161,582,542
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 7	$ 37,289
Total current assets	7	37,289
Oil and Gas PROPERTIES (full cost method)
Unevaluated	53,750	53,750
TOTAL ASSETS	53,757	91,039
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	267,321	251,507
Related party payable	71,795	71,924
Advances payable	2,500	0
Note payable-net of discount	35,000	28,758
Total current liabilities	376,616	352,189
STOCKHOLDERS' DEFICIT:
Common stock, $.001 par value; 300,000,000 shares authorized, 161,582,542 and 160,082,542 issued and outstanding, Respectively	1,602,700	1,600,825
Additioinal paid-in capital	10,148,196	10,131,321
Deficit accumulated during exploration stage	(9,420,587)	(9,420,587)
Deficit accumulated after entering the development stage	(2,653,168)	(2,572,709)
Total Stockholders' Deficit	(322,859)	(261,150)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 53,757	$ 91,039

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000
Common stock, issued shares	161,582,542	160,082,542
Common stock, outstanding shares	161,582,542	160,082,542

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
OPERATING EXPENSES:
Professional fees	$ 4,198	$ 9,923	$ 17,231	$ 9,923	$ 224,503
Consulting	0	161,500	23,750	161,500	2,008,962
Travel	4,183	779	7,637	9,877	108,668
General and administrative	2,226	28,896	22,622	41,518	257,423
TOTAL OPERATING EXPENSES	10,607	201,098	71,240	222,818	2,599,556
NET LOSS BEFORE OTHER EXPENSE	(10,607)	(201,098)	(71,240)	(222,818)	(2,599,556)
OTHER INCOME (EXPENSE)
Net realized loss from sale of trading securities	0	0	0	0	(1,958)
Loss on derivative warrant liability	0	0	0	0	(20,250)
Interest expense	(4,396)	(5,579)	(9,219)	(11,099)	(31,404)
Total other expense	(4,396)	(5,579)	(9,219)	(11,099)	(53,612)
NET LOSS	$ (15,003)	$ (206,677)	$ (80,459)	$ (233,917)	$ (2,653,168)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	160,082,542	121,754,440	160,082,542	121,359,696
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.001)

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		30 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (Loss)	$ (80,459)	$ (233,917)	$ (2,653,168)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation and amortization	0	0	2,306
Amortization of stock based compensation to consultant	18,750	171,500	2,027,693
Note issued for services	0	0	5,000
Amortization of debt discount	6,242	560	12,000
Loss on derivative warrant liability	0	0	20,250
Realized loss on trading securities	0	0	1,958
Change in assets and liabilities
Increase in accounts payable and accrued expenses	15,814	6,316	267,321
Net cash (used in) operating activities	(39,653)	(55,541)	(316,640)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Acquisition of oil and gas properties	0	0	15,436
Net cash provided by investing activities	0	0	15,436
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	12,000	182,500
Proceeds from advances payable	2,500	0	2,500
Proceeds from note payable	0	18,000	30,000
Proceeds from indebtedness to related party	0	23,983	142,801
Payments on indebtedness to related party	(129)	(7,750)	(60,342)
Net cash provided by financing activities	2,371	46,233	297,459
NET INCREASE IN CASH AND CASH EQUIVALENTS	(37,282)	(9,308)	(3,745)
CASH AND CASH EQUIVALENTS-BEGINNING OF PERIOD	37,289	16,285	3,752
CASH AND CASH EQUIVALENTS-END OF PERIOD	7	6,977	7
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	0	0	37
Taxes	0	0	0
NON CASH INVESTING AND FINANCING TRANSACTIONS
Common stock issued for oil and gas asset	0	0	47,750
Forgiveness of debt by related party	0	0	9,087
Discount on convertible note	$ 0	$ 0	$ 12,000

Description of Business and Summary of Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Description of Business and Summary of Accounting Policies

Description of business

Current business operations
AsherXino Corporation ("AsherXino") is an exploration stage oil and gas company that holds an option to farm into a 40% leasehold interest in and operatorship of an offshore oil exploration and development block in Nigeria, Oil Prospecting License (OPL) 2012 ("OPL 2012").

Basis of Presentation

The unaudited consolidated financial statements of AsherXino Corporation have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report filed with the SEC on Form 10-K on May 23, 2011. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended December 31, 2010, as reported on Form 10-K, have been omitted.

Recent Accounting Pronouncements

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.

Going Concern	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Going Concern

As reflected in the accompanying financial statements, we had a working capital deficit of  $376,609 and an accumulated deficit of  $12,073,755 at June 30, 2011, which raise substantial doubt about our ability to continue as a going concern. Management plans to raise funds through the issuance of debt or the sale of common stock.

Our ability to continue as a going concern is dependent on our ability to raise capital through the issuance of debt or the sale of common stock.  If we do not raise capital sufficient to fund our business plan, AsherXino may not survive. The financial statements do not include any adjustments that might be necessary if we were unable to continue as a going concern.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

From time to time, our officers and directors advance funds to us for working capital and receive repayments of such funds. As of June 30, 2011 and December 31, 2010, respectively, the total amount due to related parties was  $71,795 and  $71,924. These amounts amounts are unsecured, bear no interest and are due on demand.

Equity	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Equity

On January 14, 2011, 1,500,000 shares of common stock were granted to a consultant. The shares vest two years from the grant date, January 14, 2011. These shares were granted to a non-employee and management determined that the measurement date is the date the services are completed, which is at the end of the two year vesting period. Consequently, the fair value of these shares is remeasured as of the end of each reporting period. At June 30, 2011, the fair value of the shares was  $75,000, which is based on the quoted market price of  $0.05 per share. During the six months ending June 30, 2011, we recognized  $18,750 in stock based compensation expense. As of June 30, 2011, the unvested portion of the award was  $56,250.